Average Annual Total Returns - Class A and Class C - Inverse Russell 2000 2x Strategy Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class A Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class A Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class A Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class C Return After Taxes on Distributions 1 Year	Class C Return After Taxes on Distributions 5 Years	Class C Return After Taxes on Distributions 10 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class C Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class C Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class C Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(61.79%)	(34.15%)	(31.36%)	(61.79%)	(34.18%)	(31.37%)	(36.58%)	(19.77%)	(12.75%)	19.96%	14.21%	13.29%	(60.60%)	(34.01%)	(31.49%)	(60.60%)	(34.03%)	(31.51%)	(35.87%)	(19.72%)	(12.76%)	19.96%	14.21%	13.29%